Equity - Schedule of Issuances and Repurchases of Shares (Details) R$ in Thousands					12 Months Ended
	Jul. 05, 2021 BRL (R$) shares	Jun. 16, 2021 BRL (R$) shares	Jan. 28, 2021 BRL (R$) shares	May 29, 2020 shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 shares	Dec. 31, 2021 share	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 shares	Dec. 31, 2020 share shares	Dec. 31, 2019 BRL (R$) shares	Aug. 12, 2020 shares	Mar. 31, 2020 shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)						309,261,842,000			277,366,836,000
Equity instruments or interests issued or issuable									203,378,000
Vested awards (in shares)						136,436,000			210,378,000
Conversions (in shares)						0			0
Ending balance (in shares)						312,531,248,000			309,261,842,000		277,366,836,000
Number of shares issued (in shares)						3,132,970,000			31,481,250,000
Number of shares accelerated (in shares)						136,826,000			302,243,000
Number of shares repurchased and cancelled (in shares)									7,595
Payments to acquire entity's shares | R$					R$ 988,824			R$ 76,361			R$ 90
PDCA
Reconciliation of number of shares outstanding [abstract]
Number of shares issued (in shares)													28,924,816
Bellver | PDCA
Reconciliation of number of shares outstanding [abstract]
Purchase of new shares			1,313,066
Payments to acquire entity's shares | R$			R$ 230,500
Linx
Reconciliation of number of shares outstanding [abstract]
Purchase of new shares		1,817,428
Payments to acquire entity's shares | R$		R$ 618,514
Former Repurchase Program
Reconciliation of number of shares outstanding [abstract]
Treasury shares delivered (in shares)								2,735	2,735	2,735
RSU | Attributable to owners of the parent
Reconciliation of number of shares outstanding [abstract]
Number of shares accelerated (in shares)						136,826			302,243
Vitta Group
Reconciliation of number of shares outstanding [abstract]
Equity instruments or interests issued or issuable				203,378
Percentage of equity interest acquired				100.00%
Nordis Tecnologia S.A.
Reconciliation of number of shares outstanding [abstract]
Equity instruments or interests issued or issuable	2,476,000
Percentage of equity interest acquired	100.00%
Equity instruments or interests issued or issuable, amount | R$	R$ 849
Class A
Reconciliation of number of shares outstanding [abstract]
Vested awards (in shares) | share							99,198
Class A | Class A common stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)						257,479,140,000			178,688,584,000
Equity instruments or interests issued or issuable									203,378,000
Vested awards (in shares)						136,436,000	37,238		210,378,000	210,378
Conversions (in shares)						5,741,517,000			46,895,550,000
Ending balance (in shares)						266,490,063,000			257,479,140,000		178,688,584,000
Number of shares issued (in shares)						3,132,970,000			31,481,250,000
Class B | Class B common stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)						51,782,702,000			98,678,252,000
Equity instruments or interests issued or issuable									0
Vested awards (in shares)						0			0
Conversions (in shares)						(5,741,517,000)			(46,895,550,000)
Ending balance (in shares)						46,041,185,000			51,782,702,000		98,678,252,000
Number of shares issued (in shares)						0			0
Class A common stock
Reconciliation of number of shares outstanding [abstract]
Number of shares issued (in shares)												31,481,250